Vessels - Vessel deliveries and carrying values of vessels under construction (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($) item
Owned or financed lease product tankers
Vessels
Number of vessels | item	109
Vessels and Drydock
Vessels
Increase through delivery of vessels | $	$ 80.9
Vessels
Vessels
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.47%
Discount rate used	8.19%
Percentage increase in discount rate used in sensitivity analysis	1.00%
Percentage decrease in forecasted time charter rates used in sensitivity analysis	5.00%